Supplemental Information - Summary of Information by Geographic Area (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Capital, intangible and right of use assets	$ 8,730	$ 10,608
Revenue	401	643	$ 724
Canada
Disclosure of geographical areas [line items]
Capital, intangible and right of use assets	8,345	10,041
Revenue	3	78	152
United Kingdom
Disclosure of geographical areas [line items]
Capital, intangible and right of use assets	385	567
Revenue	$ 398	$ 565	$ 572